Financial - risk management objectives and policies - Aging of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	$ 6,976	$ 18,439
Non-derivative financial instruments, undiscounted cash flows	1,592,767	898,713
Financial liabilities, undiscounted contractual payments	1,592,767	898,713
Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	6,976	15,804
Non-derivative financial instruments, undiscounted cash flows	528,742	309,669
Financial liabilities, undiscounted contractual payments	528,742	309,669
Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	2,635
Non-derivative financial instruments, undiscounted cash flows	149,504	194,009
Financial liabilities, undiscounted contractual payments	149,504	194,009
Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	0
Non-derivative financial instruments, undiscounted cash flows	880,819	352,015
Financial liabilities, undiscounted contractual payments	880,819	352,015
More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Hedge derivative financial instruments, undiscounted cash flows	0	0
Non-derivative financial instruments, undiscounted cash flows	33,702	43,020
Financial liabilities, undiscounted contractual payments	33,702	43,020
Bank Loans Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	50,000	65,793
Financial liabilities, undiscounted contractual payments	50,000	65,793
Bank Loans Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	50,000	65,793
Financial liabilities, undiscounted contractual payments	50,000	65,793
Bank Loans Capital [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	820	1,156
Financial liabilities, undiscounted contractual payments	820	1,156
Bank Loans Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	820	1,156
Financial liabilities, undiscounted contractual payments	820	1,156
Bank Loans Interest [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Bank Loans Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	248,033	186,778
Financial liabilities, undiscounted contractual payments	248,033	186,778
Trade and other payables [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	248,033	186,778
Financial liabilities, undiscounted contractual payments	248,033	186,778
Trade and other payables [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Trade and other payables [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Financial Obligation Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,056,506	528,405
Financial liabilities, undiscounted contractual payments	1,056,506	528,405
Financial Obligation Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	175,620	21,587
Financial liabilities, undiscounted contractual payments	175,620	21,587
Financial Obligation Capital [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	106,784	175,932
Financial liabilities, undiscounted contractual payments	106,784	175,932
Financial Obligation Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	774,102	324,815
Financial liabilities, undiscounted contractual payments	774,102	324,815
Financial Obligation Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	6,071
Financial liabilities, undiscounted contractual payments	0	6,071
Financial Obligation Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	183,750	43,271
Financial liabilities, undiscounted contractual payments	183,750	43,271
Financial Obligation Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	43,313	14,868
Financial liabilities, undiscounted contractual payments	43,313	14,868
Financial Obligation Interest [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	40,803	13,289
Financial liabilities, undiscounted contractual payments	40,803	13,289
Financial Obligation Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	99,634	14,911
Financial liabilities, undiscounted contractual payments	99,634	14,911
Financial Obligation Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	203
Financial liabilities, undiscounted contractual payments	0	203
Lease Capital [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	5,779	7,839
Financial liabilities, undiscounted contractual payments	5,779	7,839
Lease Capital [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	3,906	3,609
Financial liabilities, undiscounted contractual payments	3,906	3,609
Lease Capital [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	1,822	2,010
Financial liabilities, undiscounted contractual payments	1,822	2,010
Lease Capital [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	51	2,220
Financial liabilities, undiscounted contractual payments	51	2,220
Lease Capital [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Lease Interest [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	169	362
Financial liabilities, undiscounted contractual payments	169	362
Lease Interest [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	74	74
Financial liabilities, undiscounted contractual payments	74	74
Lease Interest [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	95	143
Financial liabilities, undiscounted contractual payments	95	143
Lease Interest [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	145
Financial liabilities, undiscounted contractual payments	0	145
Lease Interest [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	40,734	46,670
Financial liabilities, undiscounted contractual payments	40,734	46,670
Contingent consideration liability [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	0	0
Financial liabilities, undiscounted contractual payments	0	0
Contingent consideration liability [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	7,032	9,924
Financial liabilities, undiscounted contractual payments	7,032	9,924
Contingent consideration liability [Member] | More than 5 years
Disclosure of financial risk management objectives and policies [line items]
Non-derivative financial instruments, undiscounted cash flows	33,702	36,746
Financial liabilities, undiscounted contractual payments	33,702	36,746
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of financial risk management objectives and policies [line items]
Total	120,492	103,104
Minera Yanacocha SRL and subsidiary [Member] | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	73,412	57,641
Minera Yanacocha SRL and subsidiary [Member] | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Total		40
Minera Yanacocha SRL and subsidiary [Member] | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Total	47,080	45,423
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - domestic suppliers
Disclosure of financial risk management objectives and policies [line items]
Total	60,980	44,977
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - domestic suppliers | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	60,980	44,977
Minera Yanacocha SRL and subsidiary [Member] | Debt instruments
Disclosure of financial risk management objectives and policies [line items]
Total	47,080	45,423
Minera Yanacocha SRL and subsidiary [Member] | Debt instruments | Between 2 and 5 years
Disclosure of financial risk management objectives and policies [line items]
Total	47,080	45,423
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - Related parties
Disclosure of financial risk management objectives and policies [line items]
Total	12,317	12,374
Minera Yanacocha SRL and subsidiary [Member] | Trade accounts payable - Related parties | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	12,317	12,374
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities
Disclosure of financial risk management objectives and policies [line items]
Total	115	330
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities | Less than 1 year
Disclosure of financial risk management objectives and policies [line items]
Total	$ 115	290
Minera Yanacocha SRL and subsidiary [Member] | Lease liabilities | Between 1 and 2 years [member]
Disclosure of financial risk management objectives and policies [line items]
Total		$ 40